Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000096106 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Average Annual Return, Percent	21.95%	7.60%	7.55%
C000015901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	21.89%	7.57%	7.52%
C000035633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Average Annual Return, Percent	21.90%	7.54%	7.48%
C000015902 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Emerging Markets ETF Shares Net Asset Value
Average Annual Return, Percent	21.95%	7.61%	7.54%
C000015900 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	21.68%	7.37%	7.32%
Without Sales Load [Member] | C000015902 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Emerging Markets ETF Shares Market Price
Average Annual Return, Percent	21.97%	7.78%	7.62%
FTSE Global All Cap ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	24.57%	11.36%	7.86%
Spliced Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Emerging Markets Index
Average Annual Return, Percent	21.48%	7.94%	7.65%